Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 50	$ 36
Short-term investments	1,254	491
Receivables:
Trade	330	328
Due from affiliates	86	202
Other	115	116
Total receivables	531	646
Allowance for doubtful accounts	(21)	(12)
Net receivables	510	634
Inventories	739	736
Deferred income taxes		46
Other current assets	111	110
Total current assets	2,664	2,053
Net property, plant and equipment	831	847
Investments in and advances to affiliates	671	543
Notes receivable from affiliates	200	197
Goodwill	12	15
Other intangible assets, net	3	4
Other non-current assets	50	33
Total assets	4,431	3,692
Current liabilities:
Notes payable to banks	141	76
Current maturities of long-term debt	4
Accounts payable	200	182
Payables due to affiliates	39	32
Accrued compensation and benefits	121	126
Deferred revenue	47	44
Deferred revenue from affiliates	46	7
Accrued voyage costs	44	45
Accrued commodity inventory	26	30
Other current liabilities	98	93
Total current liabilities	766	635
Long-term debt, less current maturities	518
Accrued pension liability	132	136
Deferred income taxes	41	96
Other liabilities and deferred credits	92	90
Total non-current liabilities	$ 783	$ 322
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,170,550	$ 1	$ 1
Accumulated other comprehensive income (loss)	(278)	(253)
Retained earnings	3,153	2,982
Total Seaboard stockholders' equity	2,876	2,730
Noncontrolling interests	6	5
Total equity	2,882	2,735
Total liabilities and stockholders' equity	$ 4,431	$ 3,692